Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Other Current Liabilities

Note 16. Other Current Liabilities

	December 31,	December 31,
	2019	2020
	(in thousands)

Accrued payroll and related expenses	$9,522	10,681
Accrued mask, mold fees and other expenses for RD	9,263	11,503
Payable for purchases of building and equipment	2,298	1,599
Accrued software maintenance	2,275	4,531
Allowance for sales discounts	896	809
Lease liabilities	1,432	3,068
Accrued insurance, welfare expenses, professional fee	12,520	13,920
	$38,206	46,111

The activity in the sales discounts is as follows:

Allowance for sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2018	$1,203	1,855	(2,564)	494
Year 2019	$494	6,448	(6,046)	896
Year 2020	$896	8,791	(8,878)	809